Segment Information (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Segment Information [Abstract]
Schedule of Segment Information
When evaluating the Company’s performance and making key decisions regarding resource allocation the CODM reviews several key metrics, which include the following:

	Three Months Ended March 31, 2025	Three Months Ended March 31, 2024
Professional services fee in connection with Business Combination	$(114,907)	$(219,328)
Other formation and operating costs	(131,693)	(148,924)

Total formation and operating costs	(246,600)	(368,252)

Interest expense	(26,974)	(21,303)
Interest earned on investment held in Trust Account	78,971	653,885

Net (loss) income	$(194,603)	$264,330

When evaluating the Company’s performance and making key decisions regarding resource allocation the CODM reviews several key metrics, which include the following:

	For the Year Ended December 31, 2024	For the Year Ended December 31, 2023
Professional services fee in connection with Business Combination	$(1,163,962)	$(2,268,236)
Other formation and operating costs	(485,144)	(905,590)

Total formation and operating costs	(1,649,106)	(3,173,826)

Interest expense	(96,242)	(36,909)
Interest earned on investment held in Trust Account	1,578,042	3,843,271

Net (loss) income	$(167,306)	$632,536